SUMMARY OF PRINCIPAL ACCOUNTING POLICIES - Fair value (Details) ¥ in Millions, $ in Millions	9 Months Ended		12 Months Ended
	Sep. 30, 2022 CNY (¥)	Sep. 30, 2021 CNY (¥)	Dec. 31, 2021 CNY (¥)	Sep. 30, 2022 USD ($)
Fair value
Equity securities with readily determinable fair value	¥ 1,915		¥ 2,589	$ 269
Structured financial product	300
Property and equipment	39
Intangible assets	3
Operating lease right-of-use assets	59
Operating lease right-of-use assets	28,610		29,942	$ 4,022
Intangible assets carrying value	307
Impairment charge of intangible assets			245
Property and equipment, impairment loss			24
Long-term investment, impairment loss			63
Operating lease right-of-use assets, impairment loss			48
Long-lived asset impairment loss	101	¥ 60
Operating lease, impairment loss	59	3
Franchise or manachise agreements
Fair value
Impairment charge of intangible assets		¥ 48
Other intangible assets of legacy DH
Fair value
Impairment charge of intangible assets	3
Convertible Debt
Fair value
Long-term bank borrowings, current portion	3,372		3,029
Carrying amounts of convertible senior notes	6,899		6,186
Fair value of convertible senior notes	7,224		6,681
Recurring basis | Quoted Prices in Active Markets for Identical Assets (Level 1)
Fair value
Equity securities with readily determinable fair value	1,615		2,589
Employee benefit plan assets	8		5
Recurring basis | Significant Other Observable Inputs (Level 2)
Fair value
Available-for-sale debt securities	220		220
Structured financial product	300
Non-recurring basis
Fair value
Property and equipment	8		33
Intangible assets	141		2,556
Operating lease right-of-use assets	40		88
Non-recurring basis | Significant Unobservable Inputs (Level 3)
Fair value
Property and equipment	8		33
Intangible assets	141		2,556
Operating lease right-of-use assets	40		88
Fair value | Recurring basis
Fair value
Equity securities with readily determinable fair value	1,615		2,589
Available-for-sale debt securities	220		220
Employee benefit plan assets	8		¥ 5
Structured financial product	¥ 300